Average Annual Total Returns - Class A and Class C - NASDAQ-100 2x Strategy Fund	Aug. 01, 2021
Class A
Average Annual Return:
1 Year	79.24%
5 Years	40.20%
10 Years	35.02%
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	73.09%
5 Years	37.04%
10 Years	32.84%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	46.80%
5 Years	32.14%
10 Years	29.93%
Class A | NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	48.88%
5 Years	24.27%
10 Years	20.63%
Class C
Average Annual Return:
1 Year	85.73%
5 Years	40.50%
10 Years	34.64%
Class C | Return After Taxes on Distributions
Average Annual Return:
1 Year	77.48%
5 Years	36.56%
10 Years	31.99%
Class C | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	50.61%
5 Years	31.91%
10 Years	29.24%
Class C | NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	48.88%
5 Years	24.27%
10 Years	20.63%